Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Shares		Fair Value
COMMON STOCK - 0.0%
FORESTRY, PAPER & WOOD PRODUCTS - 0.0%
6,504,248	Boxabl, Inc. (a)(b)(c)(d)	$-

	TOTAL COMMON STOCK - (Cost $411,068)	-

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 77.7%
	COLLATERALIZED LOAN OBLIGATIONS - 70.7%
4,000,000	AB BSL CLO 5 LTD. (a)(e)	2024-5	Class D-2	8.319	1/22/2038	3,970,164
4,000,000	Allegro CLO XV, LTD. (a)(e)	2022-1A	Class D	8.311	4/20/2038	3,778,806
1,500,000	AMMC CLO 26, LTD. (a)(e)	2023-26A	Class B-1	6.156	4/15/2036	1,503,677
1,000,000	AMMC CLO 26, LTD. (a)(e)	2023-26A	Class C	6.456	4/15/2036	999,817
4,000,000	Athena CLO 2024-3A, LTD. (a)(e)	2024-3A	Class B	7.043	4/20/2036	4,036,864
6,000,000	Athena CLO 2024-3A, LTD. (a)(e)	2024-3A	Class C	8.117	4/20/2036	6,087,863
10,000,000	Apex Credit CLO 12, LTD. (a)(e)	2025-12A	Class D	8.519	4/20/2038	9,888,442
3,700,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class B-1	6.682	10/25/2035	3,723,946
6,000,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class C	7.182	10/25/2035	6,036,174
2,250,000	Atlas Senior Loan Fund XXI, LTD. (a)(e)	2023-21A	Class C	8.469	7/20/2035	2,271,348
4,000,000	Atrium CLO 2017-13, LTD. (a)(e)	2017-13	Class C	6.341	11/21/2030	4,007,928
1,000,000	Elevation CLO 2017, LTD. (a)(e)	2017-8	Class C	6.593	10/25/2030	999,700
4,100,000	Elevation CLO 2020-11, LTD. (a)(e)	2020-11	Class D-1B-R	9.256	10/15/2037	4,115,016
10,750,000	Elevation CLO 2023-17, LTD. (a)(e)	2023-17A	Class C	7.769	10/20/2036	10,782,654
16,000,000	Elevation CLO 2025-18, LTD. (a)(e)	2025-18A	Class D1	7.240	3/28/2038	15,810,013
9,000,000	Elevation CLO 2025-18, LTD. (a)(e)	2025-18A	Class D2	8.284	3/28/2038	8,864,805
8,000,000	Barings CLO 2019-II, LTD. (a)(e)	2019-2A	Class D2R-R	8.506	1/15/2038	8,058,666
3,000,000	Ballyrock CLO 25, LTD. (a)(e)	2023-25A	Class C-R2	8.032	1/25/2038	2,978,918
2,000,000	Battalion CLO XX, LTD. (a)(e)	2021-20A	Class D2R	8.406	4/15/2038	1,909,382
5,000,000	Battalion CLO IX, LTD. (a)(e)	2015-9A	Class DR	7.768	7/15/2031	4,899,863
1,000,000	Battalion CLO X 2016-10R2, LTD. (a)(e)	2016-10R2	Class B-R2	6.587	1/24/2035	995,486
1,000,000	Battalion CLO XVIII, LTD. (a)(e)	2020-18A	Class DR	7.968	10/15/2036	990,521
2,000,000	Battalion CLO 2021-19, LTD. (a)(e)	2021-19	Class B	6.118	4/15/2034	1,994,151
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class B	6.769	10/21/2036	2,013,924
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class C	7.169	10/21/2036	2,005,823
1,000,000	Beechwood Park CLO 2019-1R. LTD. (a)(e)	2019-1R	Class B-2A-R	6.030	1/17/2035	993,303
5,000,000	Birch Grove CLO 2021-2A, LTD. (a)(e)	2021-2A	Class C	6.319	10/19/2037	4,953,556
4,000,000	Birch Grove CLO 2023-6A, LTD. (a)(e)	2023-6A	Class C	7.669	7/20/2035	4,011,314
3,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class B	7.119	10/20/2036	3,027,480
5,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class C	7.519	10/20/2036	5,040,814
19,000,000	Black Diamond CLO 2024-1, LTD (a)(e)	2024-1A	Class C	6.632	10/25/2037	19,120,726
10,000,000	BlackRock Baker CLO 2021-8A, LTD. (a)(e)	2021-8A	Class C	7.118	1/15/2034	10,062,579
12,500,000	Blackrock Shasta CLO XIII, LTD. (a)(e)	2024-1A	Class C	7.306	7/15/2036	12,685,613
2,400,000	Blue Mountain CLO 2016-3R, LTD. (a)(e)	2016-3R	Class C-R	6.785	11/15/2030	2,408,986
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (a)(e)	2018-22	Class C	6.468	7/15/2031	996,805
3,000,000	BlueMountain CLO XXXI, LTD. (a)(e)	2021-31A	Class C	6.531	4/19/2034	2,982,625
3,125,000	Benefit Street Partners CLO VI, LTD. (a)(e)	2015-6BR	Class D2R	8.019	4/20/2038	3,101,865
5,000,000	Bryant Park Funding 2024-25, LTD. (a)(e)	2024-2425	Class D-2	8.278	1/18/2038	4,882,879
7,875,000	BRSP 2024-FL2, LTD (a)(e)	2024-FL2	Class C	7.863	8/19/2037	8,003,280
6,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class B	7.019	10/20/2036	6,047,179
2,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class C	7.769	10/20/2036	2,006,182
2,000,000	Benefit Street Partners CLO VIII, LTD. (a)(e)	2015-8R	Class B-R	6.381	1/20/2031	2,008,954
3,000,000	Benefit Street Partners CLO XXXII, LTD. (a)(e)	2023-32A	Class B	6.682	10/25/2036	3,019,416
2,000,000	Brightwood Capital MM CLO 2019-1A, LTD. (a)(e)	2019-1A	Class DR	9.092	10/15/2034	1,987,445
2,150,000	Brightwood Capital MM CLO 2023-1, LTD. (a)(e)	2023-1A	Class D	10.716	10/15/2035	2,164,651
8,000,000	Brightwood Capital MM CLO 2024-2A, LTD. (a)(e)	2024-2A	Class C	8.152	4/15/2036	8,139,378
5,000,000	Capital Four US CLO III, LTD. (a)(e)	2022-2A	Class D2R	8.305	4/21/2038	5,000,979
6,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class B	6.906	10/15/2036	6,043,171
3,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class C	7.256	10/15/2036	3,019,336
5,000,000	Canyon CLO 2025-1, LTD. (a)(e)	2025-1A	Class D2	8.234	4/15/2038	4,866,240
3,000,000	CarVal CLO IX-C, LTD. (a)(e)	2024-1A	Class C	6.769	4/20/2037	3,018,050
2,000,000	Crown City CLO IV, LTD. (a)(e)	2022-4A	Class B-1R	7.093	4/20/2037	2,016,292
2,500,000	Columbia Cent CLO 32 LTD. (a)(e)	2022-32A	Class C-1	7.445	7/24/2034	2,512,008
7,000,000	Columbia Cent CLO 2024-33A, LTD. (a)(e)	2024-33A	Class C-1	6.969	4/20/2037	7,062,060
6,000,000	CFIP CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	7.131	10/18/2034	6,020,383
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD. (a)(e)	2013-3R	Class B-R	6.218	10/15/2030	3,002,293
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (a)(e)	2014-1R2	Class C-R2	6.341	4/17/2031	994,769
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (a)(e)	2014-5RR	Class C-RR	6.768	7/15/2031	1,003,852
3,750,000	Carlyle US CLO 2021-8, LTD. (a)(e)	2021-7A	Class D2R	8.256	4/15/2040	3,693,788
1,000,000	Carlyle US CLO 2021-8, LTD. (a)(e)	2021-8	Class B	6.168	10/15/2034	1,001,893
5,000,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class B-R	6.682	10/25/2036	5,028,682
9,500,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class C-R	7.132	10/25/2036	9,553,803
5,000,000	Carlyle US CLO 2023-1, LTD. (a)(e)	2023-1	Class B	6.869	7/20/2035	5,028,383
4,000,000	Carlyle US CLO 2023-2, LTD. (a)(e)	2023-2	Class C	7.269	7/20/2036	4,011,687
5,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class B	6.933	1/27/2036	5,053,512
10,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class C	7.283	1/27/2036	10,080,699
2,000,000	Churchill Middle Market CLO, LTD. (a)(e)	2024-1A	Class B	6.919	4/20/2036	2,015,534
4,000,000	CIFC Funding 2014-II-R, LTD. (a)(e)	2014-II-2RA	Class D-2A-R	9.275	10/24/2037	4,014,634
3,000,000	Cook Park CLO 2018-1A, LTD. (a)(e)	2018-1A	Class C	6.291	4/17/2030	3,013,379
8,000,000	Diameter Capital CLO 5 (a)(e)	2023-5A	Class A-2	6.656	10/15/2036	8,050,298
2,000,000	Madison Park Funding LXIX 2024-69A, LTD. (a)(e)	2024-69	Class D-2	9.032	7/25/2037	2,014,382
1,000,000	Dryden 30-R Senior Loan Fund (a)(e)	2013-30R	Class C-R	6.285	11/15/2028	1,000,794
1,000,000	Dryden 49R Senior Loan Fund (a)(e)	2017-49R	Class C-R	6.581	7/18/2030	998,778
2,000,000	Dryden 80A Senior Loan Fund (a)(e)	2019-80A	Class C-R	6.430	1/17/2033	1,995,808
6,600,000	Dryden 93 CLO, LTD. (a)(e)	2021-93A	Class D-2R	8.356	1/15/2038	6,285,779
8,000,000	Dryden Senior Loan Fund (a)(e)	2023-107	Class C	7.323	8/15/2035	8,030,168
3,500,000	Dryden 42 Senior Loan Fund (a)(e)	2016-42A	Class D-1B-RR	8.756	7/15/2037	3,520,125
2,625,000	Dryden 42 Senior Loan Fund (a)(e)	2016-42A	Class D-2R	9.356	7/15/2037	2,638,229

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 77.7% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS - 70.7% (Continued)
2,500,000	Elmwood CLO XI, LTD. (a)(e)	2021-4A	Class D2R	8.019	1/20/2038	$2,510,694
5,000,000	Elmwood CLO 39, LTD. (a)(e)	2025-2A	Class D	7.849	4/17/2038	4,831,019
3,750,000	Elmwood CLO VII (a)(e)	2020-4A	Class C-RR	6.280	10/17/2037	3,702,480
7,572,000	FS Rialto 2024-FL9 (a)(e)	2024-FL9	Class C	6.965	10/19/2039	7,580,096
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class C-RR	6.368	10/15/2030	3,647,858
8,000,000	Generate CLO 4, LTD. (a)(e)	2024-4RR	Class D-2R-R	9.069	7/20/2037	8,034,962
15,000,000	Golub Capital Partners CLO, LTD. (a)(e)	2024-71A	Class C	7.547	2/9/2037	15,177,093
9,000,000	Golub Capital Partners CLO, LTD. (a)(e)	2024-71B	Class C	6.897	2/9/2037	9,061,862
3,437,000	Greystone CRE Notes - 2024-HC3 (a)(e)	2024-HC3	Class B	8.022	9/15/2041	3,372,994
5,156,000	Greystone CRE Notes - 2024-HC3 (a)(e)	2024-HC3	Class C	8.822	9/15/2041	5,173,818
2,450,000	Greywolf CLO II, LTD. (a)(e)	2013-1A	Class A1	6.118	4/15/2034	2,452,316
10,000,000	Hayfin US XII, LTD. (a)(e)	2024-15A	Class C	6.983	4/28/2037	10,082,482
2,000,000	HalseyPoint CLO II, LTD. (a)(e)	202-2A	Class D-2R	9.269	7/20/2037	1,997,432
4,600,000	ICG US CLO 2017-IRR, LTD. (a)(e)	2017-1RR	Class C-RR	6.944	7/28/2034	4,613,622
1,000,000	ICG U.S. CLO 2020-1A, LTD. (a)(e)	2020-1A	Class A-DR	8.131	1/20/2035	1,003,828
1,300,000	Voya CLO 2012-4R3, LTD. (a)(e)	2012-4R3	Class B-R3	6.468	10/15/2030	1,301,632
13,500,000	Invesco U.S. CLO 2023-4, LTD. (a)(e)	2023-4A	Class C	7.269	1/18/2037	13,606,076
5,000,000	KKR CLO 36, LTD. (a)(e)	2021-36A	Class C	6.668	10/15/2034	4,992,473
7,500,000	KREF 2021-FL2, LTD. (a)(e)	2021-FL2	Class A-S	5.743	2/15/2039	7,326,440
2,000,000	LCM XIV 2013-14R, LTD. (a)(e)	2013-14R	Class C-R	6.381	7/20/2031	2,003,068
1,250,000	LCM XVI 2014-16R, LTD. (a)(e)	2014-16RR	Class C-R2	6.668	10/15/2031	1,253,264
3,000,000	LCM XVII 2014-17RR, LTD. (a)(e)	2014-17RR	Class C-RR	6.618	10/15/2031	3,006,109
5,000,000	LCM XVIII 2015-18R, LTD. (a)(e)	2015-18R	Class C-R	6.381	7/20/2031	4,987,478
427,076	LCM XXIII CLO, LTD. (a)(e)	2020-23A	Class B-R	6.731	10/20/2029	428,506
6,600,000	LCM XXV 2018-26, LTD. (a)(e)	2018-26	Class C	6.331	1/20/2031	6,614,490
3,500,000	LCM 2019-30R, LTD. (a)(e)	2019-30R	Class C-R	6.531	4/20/2031	3,474,925
3,600,000	LCM 40, LTD. (a)(e)	2024-40A	Class D-2R	9.186	1/15/2038	3,597,147
3,000,000	LoanCore 2021-CRE5 Issuer, LTD. (a)(e)	2025-CRE8	Class E	7.872	1/17/2030	2,992,099
8,000,000	LoanCore 2021-CRE5 Issuer LTD. (a)(e)	2021-CRE5	Class AS	6.186	7/16/2036	8,008,677
1,500,000	MAGNETITE XLI, LTD. (a)(e)	2024-41	Class D-2	8.163	1/25/2038	1,512,743
1,515,000	MAGNETITE XXXIV, LTD. (a)(e)	2023-34A	Class D2R	7.872	1/15/2038	1,498,781
8,000,000	VCC CLO 1 2024-1A (a)(e)	2024-1A	Class C	7.120	10/20/2036	8,064,620
6,000,000	Atlantic Avenue 2023-1A, LTD. (a)(e)	2023-1A	Class C	7.919	10/20/2036	6,018,202
6,000,000	Alantic Avenue CLO 2024-2A, LTD. (a)(e)	2024-2A	Class C	7.369	4/20/2037	6,060,874
11,000,000	Madison Park Funding XXXVI 2019-36A, LTD. (a)(e)	2019-36	Class D-2	7.998	4/15/2035	10,953,921
3,006,000	MF1 2021-FL7, LTD. (a)(e)	2021-FL7	Class C	6.484	10/18/2036	2,913,321
1,500,000	MF1 2024-FL15, LTD. (a)(e)	2024-FL15	Class B	6.813	8/18/2041	1,493,356
3,000,000	MF1 2024-FL15, LTD. (a)(e)	2024-FL15	Class C	7.262	8/18/2041	2,968,138
2,500,000	Newark BSL CLO 2017-2R, LTD. (a)(e)	2017-2R	Class B-R	6.293	7/25/2030	2,494,874
10,400,000	Nassau 2018-II CLO, LTD (a)(e)	2018-IIA	Class C	7.068	10/15/2031	10,436,294
3,500,000	Nassau 2019-I CLO, LTD. (a)(e)	2019-IA	Class B-R	7.118	4/15/2031	3,512,926
5,000,000	Nassau 2019-II CLO, LTD. (a)(e)	2019-IIA	Class BN	6.968	10/15/2032	5,014,860
1,000,000	Neuberger Berman CLO XXI, Ltd. (a)(e)	2016-21A	Class D-2R	8.219	1/20/2039	973,893
1,000,000	Neuberger Berman CLO XXII, LTD. (a)(e)	2016-22	Class D-2R	9.030	4/17/2038	1,006,565
2,500,000	Neuberger Berman Loan Advisers CLO 26, LTD. (a)(e)	2017-26	Class D-2R	8.619	10/18/2038	2,483,792
24,000,000	NGC CLO 2024-1A, LTD. (a)(e)	2024-1A	Class C	6.921	7/20/2037	24,161,095
2,000,000	NGC CLO 2024-1A D1, LTD. (a)(e)	2024-1A	Class D1	8.471	7/20/2037	2,010,165
2,000,000	OHA Credit Partners VII, LTD. (a)(e)	2012-7A	Class D2R	7.822	2/20/2038	1,998,838
5,589,000	OAKC192 BRR USD (a)(e)	2019-2R	Class B-R	6.456	10/15/2037	5,569,535
2,000,000	Oaktree CLO 2024-27, LTD. (a)(e)	2024-27	Class D-2	8.472	10/22/2037	2,012,242
1,025,000	Obra CLO 1, LTD. (a)(e)	2024-1A	Class D2	8.259	1/20/2038	1,036,843
4,000,000	OCP CLO 2014-5R, LTD. (a)(e)	2014-5R	Class B-R	6.344	4/26/2031	4,000,759
2,000,000	OCP CLO 2014-7RR, LTD. (a)(e)	2014-7RR	Class B-1-RR	6.784	7/20/2029	2,007,573
1,000,000	OCP CLO 2019-16R, LTD. (a)(e)	2019-16R	Class C-R	6.322	4/10/2033	996,041
1,000,000	Octagon Investment Partners XVII, LTD. (a)(e)	2014-17-R2	Class C-R2	6.243	1/25/2031	1,004,505
3,000,000	Octagon Investment Partners 46, LTD. (a)(e)	2020-2A	Class C-R	6.718	7/15/2036	3,006,962
5,000,000	Octagon Investment Partners 46, LTD. (a)(e)	2020-2A	Class DR	7.818	7/15/2036	4,964,941
15,000,000	Ocean Trails CLO XV, LTD. (a)(e)	2024-15A	Class C	7.106	1/15/2037	15,104,225
1,200,000	OFSI BSL IX, LTD. (a)(e)	2018-1A	Class C	6.518	7/15/2031	1,199,202
6,000,000	OFSI BSL XII CLO, LTD. (a)(e)	2023-12A	Class D-2R	8.305	1/20/2035	5,768,503
18,000,000	OFSI Fund 2024-13A CLO, LTD. (a)(e)	2024-13A	Class C	6.971	4/20/2037	18,125,309
5,625,000	OFSI BSL XIV CLO, LTD (a)(e)	2024-14	Class D-2	9.419	7/20/2037	5,657,354
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (a)(e)	2018-1R	Class B-R	6.631	10/20/2031	5,015,106
4,750,000	Palmer Square CLO 2021-1, LTD. (a)(e)	2021-1A	Class C-2R	7.819	4/20/2038	4,651,692
1,500,000	PPM CLO 3, LTD. (a)(e)	2019-3	Class A	7.641	7/17/2034	1,492,390
4,050,000	Sound Point CLO IV, LTD. (a)(e)	2018-4R	Class D	7.781	4/18/2031	4,042,724
7,300,000	Sound Point CLO VII-R, LTD. (a)(e)	2014-3RA	Class D	7.941	10/23/2031	7,202,191
3,000,000	Sound Point CLO XXXI, LTD. (a)(e)	2021-3A	Class D	7.793	10/25/2034	2,845,829
1,000,000	Signal Peak CLO 5, LTD. (a)(e)	2018-5A	Class CR	6.982	4/25/2037	1,005,215
5,000,000	Sycamore Tree CLO 2024-5A, LTD. (a)(e)	2024-5A	Class C	7.043	4/20/2036	5,014,408
6,250,000	Steele Creek CLO, LTD. (a)(e)	2016-1	Class DR	7.461	6/15/2031	6,162,956
6,500,000	Steele Creek CLO, LTD. (a)(e)	2018-1A	Class D	7.368	4/15/2031	6,410,722
6,000,000	Symphony CLO 2014-15R3, LTD. (a)(e)	2014-15R3	Class C-R3	6.914	1/17/2032	6,023,365
8,000,000	TCW CLO 2021-1, LTD. (a)(e)	2021-1A	Class D2R-1	8.269	1/20/2038	7,568,869
500,000	TICP CLO VII, LTD. (a)(e)	2017-7A	Class DR	7.718	4/15/2034	499,030
3,000,000	Trinitas CLO VII Ltd., Series 2017-7A, Class D1R (a)(e)	2017-7A	Class D1R	8.043	1/25/2035	2,961,545
2,000,000	Trinitas CLO IX, LTD. (a)(e)	2018-9A	Class C-RR	6.781	1/20/2032	2,005,032
2,000,000	Trinitas CLO X, LTD. (a)(e)	2019-10A	Class CR	6.756	1/15/2035	2,007,607
2,500,000	Trinitas CLO XV, LTD. (a)(e)	2021-15A	Class C	6.884	4/22/2034	2,506,759
6,500,000	Trinitas CLO XXII, LTD. (a)(e)	2023-22A	Class ER	8.069	7/20/2036	6,518,404
2,500,000	Trysail CLO 2021-1, LTD. (a)(e)	2021-1A	Class C	6.931	7/20/2032	2,510,049
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	4.778	7/15/2030	1,013,279
1,200,000	Vibrant CLO XR, LTD. (a)(e)	2018-10RA	Class B	7.119	4/20/2036	1,209,201
1,800,000	Vibrant CLO VIII, LTD. (a)(e)	2018-8A	Class B-1	6.331	1/20/2031	1,794,435
1,000,000	Voya CLO 2014-4, LTD. (a)(e)	2014-4A	Class C-RR	7.853	7/14/2031	1,003,368
1,250,000	Voya CLO 2015-3R, LTD. (a)(e)	2015-3R	Class B-R	6.731	10/20/2031	1,253,557
1,590,000	Voya CLO 2024-1, LTD. (a)(e)	2024-1A	Class C	6.656	4/15/2037	1,596,366
5,000,000	Wellfleet CLO X, LTD. (a)(e)	2019-XA	Class C-R2	7.569	7/20/2032	4,986,371
5,500,000	Wellfleet CLO 2021-2A, LTD. (a)(e)	2021-2A	Class C	6.868	7/15/2034	5,514,807

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 77.7% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS - 70.7% (Continued)
1,000,000	Wellfleet CLO 2021-2A, LTD. (a)(e)	2021-2A	Class D	8.118	7/15/2034	$996,650
4,950,000	Wellfleet CLO 2022-1 LTD. (a)(e)	2022-1A	Class D-2R	8.856	7/15/2037	4,975,015
4,200,000	Wind River 2017-3 CLO, LTD. (a)(e)	2017-3A	Class CR	7.018	4/15/2035	4,210,915
7,000,000	Wind River 2021-1A CLO, LTD. (a)(e)	2021-1A	Class C	7.093	4/20/2037	7,070,328
3,000,000	Wind River 2021-2 CLO, LTD. (a)(e)	2021-2A	Class C	6.481	7/20/2034	2,976,220
9,400,000	Wind River 2021-3 CLO, LTD. (a)(e)	2021-3A	Class D-2R	8.221	4/20/2038	9,117,174
7,500,000	Wind River 2021-4 CLO, LTD. (a)(e)	2021-4A	Class D	7.734	1/20/2035	7,227,200
12,200,000	Northwoods Capital XI-B, LTD. (a)(e)	2018-11BA	Class C-R	6.769	7/19/2037	12,181,493
12,000,000	Northwoods Capital CLO 2020-22A, LTD. (a)(e)	2020-22A	Class C-RR	7.149	3/16/2037	12,120,167
1,500,000	Warwick Capital CLO 2023-1, LTD. (a)(e)	2023-1A	Class C	7.919	10/20/2036	1,504,550
4,000,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class B	6.956	1/15/2037	4,052,232
3,500,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class C	7.706	1/15/2037	3,511,225
5,500,000	Warwick Capital CLO 2024-3A, LTD. (a)(e)	2024-3A	Class C	7.019	4/20/2037	5,518,710
						835,102,109

	COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
959,180	BX Commercial Mortgage Trust 2024-AIR2 (a)(e)	2024-AIR2	Class C	6.563	10/15/2041	940,144
9,000,000	CONE Trust - 2024-DFW1 (a)(e)	2024-DFW1	Class D	7.362	8/15/2026	9,000,000
10,000,000	HIH Trust 2024-61P (a)(e)	2024-61P	Class B	6.663	10/15/2026	9,954,357
14,000,000	HIH Trust 2024-61P (a)(e)	2024-61P	Class C	7.163	10/15/2026	13,871,024
4,525,000	HONO 2021-LULU Mortgage Trust (a)(e)	2021-LULU	Class C	6.286	12/15/2036	4,450,573
6,000,000	HYT Commercial Mortgage Trust 2024-RGCY (a)(e)	2024-RGCY	Class C	7.162	9/15/2041	5,907,418
5,925,000	MF1 2021-FL5, LTD. (a)(e)	2021-FL5	Class E	7.443	7/15/2036	5,860,527
5,000,000	MF1 2021-FL7, LTD. (a)(e)	2021-FL7	Class E	7.234	10/18/2036	4,905,381
5,000,000	NYC Trust Commercial Mortgage Securities Trust (a)(e)	2024-3ELV	Class C	7.162	8/15/2029	4,953,780
18,410,000	PGA National Resort Commerical Mortgage Trust (a)(e)	2024-RSR2	Class C	7.172	6/15/2026	18,145,336
2,500,000	SG Commercial Mortgage Securities Trust 2016-C5 (a)(e)	2016-C5	Class C	4.972	10/10/2048	2,282,250
2,000,000	SWCH Commercial Mortgage Trust 2025, LTD. (a)(e)			7.662	3/15/2042	1,921,051
						82,191,839

	TOTAL ASSET BACKED SECURITIES - (Cost $838,603,046)					917,293,949

Shares		Fair Value
	AFFILIATED INVESTMENT COMPANIES - 2.0%
	OPEN-END MUTUAL FUNDS - 2.0%
2,993,626	Leader Capital Short Term High Yield Bond Fund, Institutional Class	24,038,817

	TOTAL CORPORATE BONDS - (Cost $24,106,713)	24,038,817

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 20.4%
	MONEY MARKET FUNDS - 20.4%
241,521,127	First American Government Obligations Fund, Class X (f)	4.275	241,521,127

	TOTAL SHORT TERM INVESTMESTS - (Cost $241,521,127)		241,521,127

	TOTAL INVESTMENTS - 100.1% - (Cost $1,104,641,954)		1,182,853,892
	LIABILITIES IN EXCESS OF OTHER ASSETS - -(0.1%)		(1,541,778)
	NET ASSETS - 100.0%		$1,181,312,114

LTD - Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the total market value of 144A securities is $917,293,949 or 77.6% of net assets.
(b)	The Liquidity Administrator has determined that these securities are illiquid. As of April 30, 2025, these securities amounted to $0 or 0.0% of net assets.
(c)	Level 3 fair valued securities. The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.
(d)	Non-income producing security.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Rate disclosed is the seven day effective yield as of April 30, 2025.